PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Weighted-average assumptions used to determine net periodic benefit costs and benefit obligations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefit Plans | U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate - for determining net periodic benefit cost	4.04%	4.34%	3.90%
Expected rate of return on plan assets - for determining net periodic benefit cost	7.50%	7.50%	7.50%
Rate of compensation increase	0.00%	0.00%	0.00%
Discount rate - for determining benefit obligation	3.56%	4.04%
Rate of compensation increase - for determining benefit obligation	0.00%	0.00%
Pension Benefit Plans | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate - for determining net periodic benefit cost	2.08%	2.74%	2.41%
Expected rate of return on plan assets - for determining net periodic benefit cost	3.84%	5.46%	5.60%
Rate of compensation increase	2.64%	2.87%	2.86%
Discount rate - for determining benefit obligation	2.29%	2.08%
Rate of compensation increase - for determining benefit obligation	2.87%	2.64%
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate - for determining net periodic benefit cost	3.85%	4.13%	3.70%
Expected rate of return on plan assets - for determining net periodic benefit cost	0.00%	5.50%	5.50%
Rate of compensation increase	0.00%	0.00%	0.00%
Discount rate - for determining benefit obligation	3.47%	3.85%
Rate of compensation increase - for determining benefit obligation	0.00%	0.00%